Revenue - Earned revenue (Details) - Voyage Charter - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disaggregation of revenue
Unearned revenue	$ 14,416,473	$ 5,590,403	$ 9,861,064
Capitalized contract fulfilment costs	3,065,772	1,903,516
Revenue	374,587,812	373,693,986	204,619,286
Freight
Disaggregation of revenue
Revenue	336,057,387	338,979,059	192,579,493
Demurrages
Disaggregation of revenue
Revenue	$ 38,530,425	$ 34,714,927	$ 12,039,793